UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09151

 NAME OF REGISTRANT:                     Eaton Vance Pennsylvania
                                         Municipal Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


Eaton Vance Pennsylvania Municipal Income Trust
--------------------------------------------------------------------------------------------------------------------------
 METROPOLITAN HOSPITAL                                                                       Agenda Number:  932381786
--------------------------------------------------------------------------------------------------------------------------
        Security:  717825LF8
    Meeting Type:  Consent
    Meeting Date:  01-Sep-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     FIRST AMENDMENT TO LOAN AGREEMENT                         Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Pennsylvania Municipal Income Trust
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/25/2006